Note 10 - Commitments and Contingencies (Details Textual) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Nov. 07, 2019	Dec. 31, 2018
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.03	$ 0.03	$ 1	$ 0.03
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements		$ 17,200,000
Purchase of Vessels [Member]
Cash Issued Per Vessel Purchased			$ 500,000
Alterwall Business Inc. Vs. Fuel Oil Supplier [Member] | Pending Litigation [Member] | Alterwall Business Inc. [Member]
Restricted Cash and Investments, Total		530,000
Estimated Litigation Liability		$ 150,000